UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         July 25, 2003
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $125,267,915 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE







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

 6/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Abbott Labs                      COMMON  002824100      882,464        20,166     X    ALL                     20,166
Adobe Systems                    COMMON  00724F101    1,216,255        37,925     X    ALL                     37,925
Advanced Energy Industries, Inc. COMMON  007973100      219,505        15,350     X    ALL                     15,350
Alcoa, Inc.                      COMMON  013817101      210,375         8,250     X    ALL                      8,250
Altria Group Inc. (PhilipMorris) COMMON  02209S103    4,379,779        96,386     X    ALL                     96,386
Amgen, Incorporated              COMMON  031162100    4,975,504        75,455     X    ALL                     75,455
Apache Corporation               COMMON  037411105      819,370        12,594     X    ALL                     12,594
Applied Materials, Inc.          COMMON  038222105    1,050,984        66,350     X    ALL                     66,350
BB & T Corporation               COMMON  054937107    1,511,109        44,056     X    ALL                     44,056
BP P.L.C. Spon ADR               COMMON  055622104      456,592        10,866     X    ALL                     10,866
Bank of America Corporation      COMMON  060505104      880,632        11,143     X    ALL                     11,143
Bed Bath & Beyond                COMMON  075896100    1,324,966        34,131     X    ALL                     34,131
BellSouth Corp.                  COMMON  079860102      300,787        11,295     X    ALL                     11,295
Berkshire Hathaway Class B       COMMON  084670207      570,580           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    3,122,773       108,807     X    ALL                    108,807
Bristol-Myers Squibb             COMMON  110122108      872,385        32,132     X    ALL                     32,132
C. H. Robinson Worldwide         COMMON  12541W100      937,920        26,465     X    ALL                     26,465
Capital One Financial Corp.      COMMON  14040H105      272,949         5,550     X    ALL                      5,550
The Cheesecake Factory, Inc.     COMMON  16307210       706,048        19,700     X    ALL                     19,700
ChevronTexaco Corp Com           COMMON  166764100      518,034         7,175     X    ALL                      7,175
Cisco System Inc.                COMMON  17275R102      755,499        44,997     X    ALL                     44,997
Cintas Corporation               COMMON  172908105      674,942        19,050     X    ALL                     19,050
Coca Cola Company                COMMON  191216100    1,050,322        22,631     X    ALL                     22,631
Cognex Corporation               COMMON  192422103      215,464         9,649     X    ALL                      9,649

TOTAL                                                27,925,238

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 6/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Concord EFS, Inc.                COMMON  206197105      874,147        59,385     X    ALL                     59,385
Costco Whsl Corporation          COMMON  22160K105      419,985        11,475     X    ALL                     11,475
Cox Communications               COMMON  224044107      931,483        29,200     X    ALL                     29,200
Dell Inc.                        COMMON  247025109      484,764        15,225     X    ALL                     15,225
DENTSPLY Int'l. Inc.             COMMON  249030107      508,928        12,425     X    ALL                     12,425
Dollar Tree Stores, Inc.         COMMON  256747106      850,168        26,760     X    ALL                     26,760
Dominion Resources, Inc.  VA     COMMON  25746U109      929,926        14,469     X    ALL                     14,469
E. I. duPont deNemours Co., Inc. COMMON  263534109      845,084        20,295     X    ALL                     20,295
Emerson Electric Company         COMMON  291011104    1,158,794        22,677     X    ALL                     22,677
Expeditors Intl of WashingtonInc COMMON  302130109    1,248,317        36,225     X    ALL                     36,225
Exxon Mobil Corp.                COMMON  30231G102    3,574,156        99,531     X    ALL                     99,531
FactSet Research Systems         COMMON  303075105      632,782        14,365     X    ALL                     14,365
Fastenal Co.                     COMMON  311900104    2,537,256        74,450     X    ALL                     74,450
Freddie Mac  (Voting Shares)     COMMON  313400301    1,081,924        21,310     X    ALL                     21,310
Fidelity High Income Fund        COMMON  316146406                     28,079     X    ALL                     28,079
Forest Labs Inc.                 COMMON  345838106      377,775         6,900     X    ALL                      6,900
Fortune Brands Inc.              COMMON  349631101      234,900         4,500     X    ALL                      4,500
General Electric                 COMMON  369604103    4,008,465       139,765     X    ALL                    139,765
Gentex Corp                      COMMON  371901109    1,909,502        62,300     X    ALL                     62,300
GlaxoSmithKline PLC ADR          COMMON  37733W105      389,670         9,612     X    ALL                      9,612
HCC Insurance                    COMMON  404132102      374,061        12,650     X    ALL                     12,650
Harley-Davidson Inc              COMMON  412822108    1,319,407        33,101     X    ALL                     33,101
Harte Hanks, Inc.                COMMON  416196103    1,371,895        72,205     X    ALL                     72,205
Health Management Assoc CL A     COMMON  421933102    2,619,285       141,966     X    ALL                    141,966

TOTAL                                                28,682,674

 6/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Hewitt Associates                COMMON  42822Q100    1,476,942        62,715     X    ALL                     62,715
INTEL Corporation                COMMON  458140100    2,588,723       124,398     X    ALL                    124,398
International Business Machines  COMMON  459200101      456,637         5,535     X    ALL                      5,535
Jefferson Pilot Corporation      COMMON  475070108      268,661         6,480     X    ALL                      6,480
Johnson & Johnson, Inc.          COMMON  478160104    2,979,629        57,633     X    ALL                     57,633
Kimberly Clark Corporation       COMMON  494368103      471,867         9,050     X    ALL                      9,050
Eli Lilly & Company              COMMON  532457108    1,412,508        20,480     X    ALL                     20,480
Linear Technology Corporation    COMMON  535678106    1,370,517        42,326     X    ALL                     42,326
Littelfuse, Inc.                 COMMON  537008104      832,229        37,880     X    ALL                     37,880
Lowes Companies Inc.             COMMON  548661107    2,095,364        48,786     X    ALL                     48,786
Manulife Financial Corporation   COMMON  56501R106      245,850         8,715     X    ALL                      8,715
Markel Corporporation            COMMON  570535104    6,242,304        24,384     X    ALL                     24,384
Medtronic Inc.                   COMMON  585055106    3,831,527        79,873     X    ALL                     79,873
Merck & Company,                 COMMON  589331107    1,037,223        17,130     X    ALL                     17,130
Microsoft Corp.                  COMMON  594918104      778,996        30,382     X    ALL                     30,382
Molex, Inc. Class A (Non-Voting) COMMON  608554200      621,098        26,829     X    ALL                     26,829
Moodys Corp                      COMMON  615369105    1,167,793        22,155     X    ALL                     22,155
National Commerce Financial Corp COMMON  63545P104      240,117        10,821     X    ALL                     10,821
Neuberger Berman Inc.            COMMON  641234109      253,831         6,360     X    ALL                      6,360
Nokia Corp. Sponsored ADR        COMMON  654902204      613,422        37,335     X    ALL                     37,335
Norfolk Southern Corporation     COMMON  655844108      353,357        18,404     X    ALL                     18,404
North Fork Bancorporation, Inc.  COMMON  659424105    2,063,219        60,576     X    ALL                     60,576
Omnicare, INC.                   COMMON  681904108      685,092        20,275     X    ALL                     20,275
Oracle Systems Corp.             COMMON  68389X105    2,481,922       206,654     X    ALL                    206,654

TOTAL                                                34,568,828

 6/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Outback Steakhouse, Incorporated COMMON  689899102      683,475        17,525     X    ALL                     17,525
Paychex, Incorporated            COMMON  704326107    1,796,681        61,132     X    ALL                     61,132
Pepsico Inc.                     COMMON  713448108    1,504,325        33,805     X    ALL                     33,805
Pfizer, Inc.                     COMMON  717081103    4,739,554       138,786     X    ALL                    138,786
Plum Creek Timber Co., Inc.      COMMON  729251108      971,519        37,438     X    ALL                     37,438
Procter & Gamble Co.             COMMON  74271810       221,077         2,479     X    ALL                      2,479
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      283,155         6,450     X    ALL                      6,450
Progressive Corp.                COMMON  743315103      383,775         5,250     X    ALL                      5,250
ResMed Inc.                      COMMON  761152107      804,580        20,525     X    ALL                     20,525
Royal Dutch Petroleum Co.        COMMON  780257804      656,129        14,074     X    ALL                     14,074
ServiceMaster Co., Inc.          COMMON  81760N109      173,416        16,207     X    ALL                     16,207
South Financial Group, Inc.      COMMON  837841105      346,834        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      699,480        22,448     X    ALL                     22,448
Suntrust Banks, Inc.             COMMON  86791410       905,053        15,252     X    ALL                     15,252
Texas Instruments, Inc.          COMMON  882508104    1,276,898        72,551     X    ALL                     72,551
3M Co Com                        COMMON  88579Y101      503,022         3,900     X    ALL                      3,900
Tiffany & Co                     COMMON  886547108    1,861,780        56,970     X    ALL                     56,970
United Dominion Realty Trust     COMMON  910197102      229,232        13,312     X    ALL                     13,312
United Parcel Service Class B    COMMON  911312106    1,490,580        23,400     X    ALL                     23,400
United Technologies              COMMON  913017109      226,656         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109      800,620        27,780     X    ALL                     27,780
Verizon Communications           COMMON  92343V104      606,348        15,370     X    ALL                     15,370
Vodafone Group PLC               COMMON  92857W100    3,756,998       191,195     X    ALL                    191,195
Wachovia Corp Com                COMMON  929903102    1,019,380        25,510     X    ALL                     25,510

TOTAL                                                25,940,567

 6/30/03                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Washington Mutual                COMMON  939322103      591,101        14,312     X    ALL                     14,312
Washington Mut Inv Fd CL F       COMMON  939330403      217,603         8,503     X    ALL                      8,503
Washington Real Estate Inv. Tr.  COMMON  939653101      233,920         8,600     X    ALL                      8,600
Waters Corporation               COMMON  941848103    2,416,490        82,955     X    ALL                     82,955
Wells Fargo & Company            COMMON  949746101      736,999        14,623     X    ALL                     14,623
Wilmington Trust Corporation     COMMON  971807102      645,409        21,990     X    ALL                     21,990
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,494,042        32,800     X    ALL                     32,800
Zebra Technologies Corporation   COMMON  989207105      914,666        12,155     X    ALL                     12,155
Noble Corporation                COMMON  G65422100      900,378        26,250     X    ALL                     26,250

TOTAL                                                 8,150,608

GRAND TOTAL                                         125,267,915

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